ADVANCES FOR FUTURE CAPITAL INCREASE - (Tables)	12 Months Ended
Dec. 31, 2017
ADVANCES FOR FUTURE CAPITAL INCREASE
Schedule of projects earmarked towards advances received on future capital increase

	12/31/2017	12/31/2016
Contributions of the Federal Government for Future Capital Increase	3,364,553	3,060,373
Acquisition of equity interest CEEE / CGTEE	246,371	224,097
Banabuí - Fortaleza transmission line	4,159	3,783
HPP Xingó	11,686	10,629
Transmission line in the State of Bahia	1,829	1,664
Federal Fund for Electrification - Law No. 5,073/66	10,843	9,863

	3,639,441	3,310,409